Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Provisions [abstract]
Employee benefits	$ 416		$ 387
Warranties	281		238
Onerous contracts	266		194
Others	14		3
Provisions	977		822	$ 399	$ 427
Current	442	$ 13	337
Noncurrent	$ 535	$ 16	$ 485